Supplementary Financial Statement Information (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Research and Development Expenses [Abstract]
Payroll and related expenses	$ 606	$ 540	$ 394
Loss on abandonment of fixed assets	278
Depreciation	114	140	21
Total expenses	998	680	415
Less – grants received	(100)	(10)	(49)
Total	$ 898	$ 670	$ 366